15. Reserve for Share-Based Payments: Schedule of Information of Stock Options Outstanding Table (Details) - Stock Options - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Number Of Options Outstanding	807,771	1,462,407	1,620,489	820,000
Number Of Options Exercisable	620,271
Exercise Price	$ 3.96
Weighted Averages Remaining Contractual Lif	3 years 2 months 19 days
July 17, 2026
Number Of Options Outstanding	250,000
Number Of Options Exercisable	62,500
Exercise Price	$ 2.25
Weighted Averages Remaining Contractual Lif	2 years 14 days
November 18, 2026
Number Of Options Outstanding	97,771
Number Of Options Exercisable	97,771
Exercise Price	$ 7.5
Weighted Averages Remaining Contractual Lif	2 years 4 months 17 days
January 30, 2028
Number Of Options Outstanding	300,000
Number Of Options Exercisable	300,000
Exercise Price	$ 2.5
Weighted Averages Remaining Contractual Lif	3 years 6 months 29 days
May 24, 2029
Number Of Options Outstanding	160,000
Number Of Options Exercisable	160,000
Exercise Price	$ 2.5
Weighted Averages Remaining Contractual Lif	4 years 10 months 24 days